Share-Based Compensation - Summary of Share Options-Related Activity (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Number of Options
Number of options, Outstanding at December 31, 2017	191,275
Number of Options, Granted	912,151	0
Number of Options, Forfeited	(30,900)
Number of options, Outstanding at September 30, 2018	1,072,526
Number of options, Vested and expected to vest as of September 30, 2018	1,072,526
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding at December 31, 2017	$ 21.00
Weighted Average Exercise Price, Granted	14.55
Weighted Average Exercise Price, Forfeited	13.08
Weighted Average Exercise Price, Outstanding at September 30, 2018	15.83
Weighted Average Exercise Price, Vested and expected to vest as of September 30, 2018	$ 15.83
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years), Outstanding at September 30, 2018	9 years 4 months 20 days
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest as of September 30, 2018	9 years 4 months 20 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding at September, 2018	$ 5,485,833
Aggregate Intrinsic Value, Vested and expected to vest as of September 30, 2018	$ 5,485,833